Leases and Restricted Cash (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Investments in Direct Financing Leases
Total minimum lease payments to be received	$ 622,912	$ 701,442
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	554	587
Less unearned revenue	(448,890)	(481,299)
Total	409,541	415,695
Less current portion	6,074	5,635
Total	$ 403,467	$ 410,060